ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable And Deferred Revenue Table
Accounts receivable
	December 31, 2017	December 31, 2016
Accounts receivable	$5,946	$1,161,064
Less: Allowance for doubtful accounts	–	–
Accounts receivable, Net	$5,946	$1,161,064